Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Outstanding balance		$ 115,134,839	$ 95,060,928
Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		7,981,849	7,881,775
Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		107,152,990	87,179,153
Up to 1 year
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	22,198,583	9,206,283
Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	1,295,790	889,690
Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	20,902,793	8,316,593
From 1 to 5 years
Disclosure of detailed information about borrowings [line items]
Outstanding balance		43,069,427	44,942,535
From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		2,471,820	2,393,660
From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		40,597,607	42,548,875
From 5 to 10 years
Disclosure of detailed information about borrowings [line items]
Outstanding balance		26,304,662	20,156,688
From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		2,499,186	2,302,286
From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		23,805,476	17,854,402
More than 10 years
Disclosure of detailed information about borrowings [line items]
Outstanding balance		23,562,167	20,755,422
More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		1,715,053	2,296,139
More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		21,847,114	18,459,283
Bonds | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		4,965,653	4,941,024
Bonds | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		82,432,647	66,603,695
Bonds | Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	579,032	290,858
Bonds | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	12,235,174	3,275,138
Bonds | From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		1,262,971	1,152,829
Bonds | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		25,336,179	27,550,698
Bonds | From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		1,559,593	1,423,909
Bonds | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		23,223,393	17,515,876
Bonds | More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		1,564,057	2,073,428
Bonds | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		21,637,901	18,261,983
Syndicated loan | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		388,518	600,452
Syndicated loan | Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	254,165	239,597
Syndicated loan | From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		134,353	360,855
Syndicated loan | From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		0	0
Syndicated loan | More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		0	0
Commercial and syndicate loans | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		23,537,675
Commercial and syndicate loans | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	7,726,416
Commercial and syndicate loans | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		15,054,954
Commercial and syndicate loans | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		547,092
Commercial and syndicate loans | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		209,213
Lease liabilities | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		844,734	823,922
Lease liabilities | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		367,612	341,177
Lease liabilities | Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	150,872	188,477
Lease liabilities | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	126,147	100,046
Lease liabilities | From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		384,661	340,283
Lease liabilities | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		206,474	205,617
Lease liabilities | From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		308,493	283,070
Lease liabilities | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		34,991	35,514
Lease liabilities | More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		708	12,092
Lease liabilities | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		0	0
Commercial loans | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		1,782,944	1,516,377
Commercial loans | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance			18,750,580
Commercial loans | Up to 1 year | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	311,721	170,758
Commercial loans | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]		3,457,708
Commercial loans | From 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		689,835	539,693
Commercial loans | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance			14,792,560
Commercial loans | From 5 to 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		631,100	595,307
Commercial loans | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance			303,012
Commercial loans | More than 10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		150,288	210,619
Commercial loans | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance			197,300
Loans from related parties | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		815,056	1,483,701
Loans from related parties | Up to 1 year | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance	[1]	815,056	1,483,701
Loans from related parties | From 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		0	0
Loans from related parties | From 5 to 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		0	0
Loans from related parties | More than 10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Outstanding balance		$ 0	$ 0

[1]	Includes short-term credit and the current portion of long-term debt, as applicable.